Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31, 2016 and 2015:

(millions)	December 31, 2016	December 31, 2015
Intangible assets subject to amortization	$420.4	$482.5
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$432.8	$494.9
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization consisted of the following:

(millions)	December 31, 2016			December 31, 2015
Category	Gross Carrying Amount	Accumulated Amortization[1]	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization[1]	Net Carrying Amount
Policies in force	$256.2	$64.1	$192.1	$256.2	$27.5	$228.7
Agency relationships	159.2	19.9	139.3	159.2	8.5	150.7
Software rights	79.1	18.8	60.3	79.1	8.2	70.9
Trade name	34.8	6.1	28.7	34.8	2.6	32.2
Total	$529.3	$108.9	$420.4	$529.3	$46.8	$482.5
[1] Total does not include $0.6 million of accumulated amortization related to state insurance licenses previously subject to amortization.

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2016, is as follows:

(millions)
Year	Amortization Expense
2017	$62.1
2018	62.1
2019	62.1
2020	60.4
2021	60.1